Loss per share - Schedule of loss per share (Details) - shares	3 Months Ended
	Mar. 31, 2025	Mar. 31, 2024
Loss per share - Schedule of loss per share (Details) [Line Items]
Dilutive effect of convertible instruments on number of ordinary shares	646,744	188,917
Warrants [member]
Loss per share - Schedule of loss per share (Details) [Line Items]
Dilutive effect of convertible instruments on number of ordinary shares	526,406	138,831
Share options [member]
Loss per share - Schedule of loss per share (Details) [Line Items]
Dilutive effect of convertible instruments on number of ordinary shares	87,648	50,086
RSUs [Member]
Loss per share - Schedule of loss per share (Details) [Line Items]
Dilutive effect of convertible instruments on number of ordinary shares	32,690	0